Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,394,250
Previously Paid Amount	0.00
Total Fee Amount	1,987.85
Total Offset Amount	0.00
Net Fee	1,987.85
Narrative - Max Aggregate Offering Price	$ 14,394,250
Final Prospectus	true